Earnings per share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
8. Earnings per share
Basic earnings per share is calculated by dividing the profit or loss attributable to equity shareholders of the company (earnings) by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares.
Certain contingently issuable shares vested on 31 December 2022 but have not yet been issued, these shares are considered dilutive for 2022 but do not materially impact basic EPS.

All figures in £ millions	2022	2021 1	2020 1

Earnings for the year	244	178	330

Non-controlling interest	(2)	(1)	–

Earnings attributable to equity shareholders	242	177	330

Weighted average number of shares (millions)	738.1	754.1	755.4

Effect of dilutive share options (millions)	3.9	5.0	–

Weighted average number of shares (millions) for diluted earnings	742.0	759.1	755.4

Earnings per share (in pence per share)

Basic	32.8p	23.5p	43.7p

Diluted	32.6p	23.3p	43.7p

1.	Comparative balances have been restated – see Note 1b.